RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Short-term benefits	$ 2,049	$ 1,630	$ 2,413
Retirement benefit scheme contributions	149	99	121
Share-based payment expense	112	646	104
Remuneration of directors and other members of key management	$ 2,310	$ 2,375	$ 2,638